LOANS TO THIRD PARTIES- LONG TERM (Tables)	6 Months Ended
Dec. 31, 2025
LOANS TO THIRD PARTIES- LONG TERM
Summary of loans to third parties-long term

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Working fund to third party companies	¥118,500,000	¥119,475,040	$17,084,703
Loans to third parties-long term	¥118,500,000	¥119,475,040	$17,084,703